Financial instruments and risk management - Maximum credit exposure (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Unbilled revenue	CAD 21,572	CAD 15,965
Maximum exposure to credit risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Trade accounts receivables	45,716	39,274
Other receivables	1,512	806
Total accounts receivable	47,228	40,080
Unbilled revenue	21,572	15,965
Billed Contracts Receivable	CAD 68,800	CAD 56,045